Earnings per share - Narrative (Details) - shares	2 Months Ended		12 Months Ended
	Feb. 14, 2025	Feb. 16, 2024	Dec. 31, 2024	Dec. 31, 2023
Equity-Settled Share-Based Payment Arrangement, Share Unit
Earnings per share [line items]
Performance or restricted period			3 years
Ordinary Shares
Earnings per share [line items]
Number of ordinary shares outstanding (in shares)			15,851,028,983	16,824,651,796
Ordinary Shares | Subsequent Event
Earnings per share [line items]
Net increase in the number of ordinary shares outstanding (in shares)		(118,209,740)
Increase in number of ordinary shares outstanding (in shares)	10,925,262